Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 1	$ (119,236,823)
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 2	(89,630,508)
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 3	7,909,398
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 4	27,356,504
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 5	27,017,780
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 6	26,737,638
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 7	0
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 8	0
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 9	0
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 10	0
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 11	0
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 12	$ 227,368
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 13	(4.36)
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 14	(3.32)
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 15	0.30
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 16	(4.36)
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 17	(3.32)
Earnings (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 18	0.29